ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.0%
Alabama 1.2%
Baldwin County Eastern Shore Hosp. Auth., 5.75%, 4/1/27
(Prerefunded 4/1/08) (2)	885	928
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	2,100	2,277
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.375%, 12/1/24 (1)	1,500	1,629
Courtland IDRB, PCR, Int'l. Paper, 6.70%, 11/1/29 (1)	1,000	1,067
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
8.125%, 12/1/26	2,950	2,972
Huntsville - Redstone Village Special Care Fac. Fin. Auth.
8.25%, 12/1/32	700	705
Phoenix, PCR, IDRB, MeadWestvaco, 6.10%, 5/15/30	2,050	2,164
Phoenix, PCR, IDRB, MeadWestvaco, 6.35%, 5/15/35 (1)	3,000	3,208
Selma Ind. Dev. Board, PCR, Int'l. Paper, 6.70%, 2/1/18 (1)	2,000	2,160
		17,110
Alaska 0.7%
Alaska HFC, Single Family, 6.10%, 6/1/30	3,935	4,089
Alaska HFC, Single Family, 6.15%, 6/1/39
Puerto Rico Ind., Tourist, Ed., Medical & Environmental Fac.
AES Corp., 6.625%, 6/1/26 (1)	1,720	1,876
		14,172
Rhode Island 0.4%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	4,800	5,240
		5,240
South Carolina 2.1%
Connector 2000 Assoc., Greenville Toll Road
Zero Coupon, 1/1/09	500	408
Connector 2000 Assoc., Zero Coupon, 1/1/08	2,600	2,142
Connector 2000 Assoc., Zero Coupon, 1/1/10	2,900	1,273
Connector 2000 Assoc., Zero Coupon, 1/1/21 (16)	5,100	2,268
Connector 2000 Assoc., Zero Coupon, 1/1/31	21,100	2,446
Georgetown County, PCR, Int'l. Paper, 6.25%, 9/1/23 (1)	2,000	2,122
Lancaster County, Edenmoor Improvement Dist.
5.75%, 12/1/37	5,800	5,800
Piedmont Municipal Power Agency, 5.25%, 1/1/21	1,000	1,006
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	8,500	8,881
Tobacco Settlement Management, 6.00%, 5/15/22	4,000	4,193
		30,539
South Dakota 0.2%
South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31	3,500	3,683
		3,683
Tennessee 1.4%
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase 1
5.50%, 10/1/20	2,050	2,046
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase 1
6.00%, 10/1/35	5,850	5,937
Maury County IDRB, Occidental Petroleum Corp.
6.25%, 8/1/18 (1)	3,600	3,896
Shelby County Health, Ed. & Housing Board
The Village at Germantown, 6.375%, 12/1/13	2,200	2,247
Shelby County Health, Ed. & Housing Board
The Village at Germantown, 7.25%, 12/1/34	2,750	2,910
Sullivan County Health Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (2)	1,940	2,181
Sullivan County Health Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (2)	1,160	1,304
		20,521
Texas 7.1%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
5.875%, 11/15/18	2,750	2,805
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
System Obligation Group, 6.00%, 11/15/29	3,500	3,542
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
System Obligation Group, 7.00%, 11/15/33	4,250	4,588
Amarillo Health Fac. Dev. Corp., Sears, 7.75%, 8/15/26
(Prerefunded 8/15/06) (2)	4,800	4,935
Brazos River Auth., TXU Energy, 5.75%, 5/1/36
(Tender 11/1/11) (1)	4,155	4,394
Brazos River Auth., PCR, Centerpoint Energy, 7.75%, 12/1/18	5,000	5,405
Brazos River Auth., PCR, TXU Energy, 5.05%, 6/1/30
(Tender 6/19/06) (1)	1,515	1,515
Brazos River Auth., PCR, TXU Energy, 6.75%, 10/1/38 (1)	1,435	1,611
Brazos River Auth., PCR, TXU Energy, 7.70%, 4/1/33 (1)	4,850	5,659
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (1)(7)	6,000	6,361
Gulf Coast Waste Disposal Auth., Anheuser-Busch Companies
5.90%, 4/1/36 (1)	6,750	7,248
Gulf Coast Waste Disposal Auth., Waste Management
5.20%, 5/1/28 (1)	4,000	4,026
Harris County Health Fac. Dev. Corp., 6.375%, 6/1/29
(Prerefunded 6/1/11) (2)(17)	5,250	5,882
Harris County Health Fac. Dev. Corp., St. Lukes Episcopal Hosp.
VRDN (Currently 3.57%)	3,000	3,000
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
VRDN (Currently 3.53%) (12)	2,200	2,200
Houston Airport IDRB, Continental Airlines, 6.125%, 7/15/27 (1)	2,500	2,400
Houston Airport IDRB, Continental Airlines, 6.75%, 7/1/29 (1)	6,730	6,867
Houston Health Fac. Dev. Corp.
Buckingham Senior Living Community, 7.00%, 2/15/23	500	553
Houston Health Fac. Dev. Corp.
Buckingham Senior Living Community, 7.00%, 2/15/26	1,500	1,655
Port Corpus Christi Auth., PCR, CNA Holdings
6.70%, 11/1/30 (1)	6,940	7,442
Port Corpus Christi IDC, PCR, Citgo Petroleum
8.25%, 11/1/31 (1)	3,750	3,917
Red River Auth., CNA Holdings, 6.70%, 11/1/30 (1)	3,590	3,850
Sabine River Auth., PCR, TXU Energy, 5.50%, 5/1/22	4,175	4,416
San Antonio Health Fac. Dev., Beverly Enterprises
8.25%, 12/1/19	1,000	1,004
Tarrant County Cultural Ed., Northwest Housing Edgemere
6.00%, 11/15/26	1,500	1,580
Tarrant County Cultural Ed., Northwest Housing Edgemere
6.00%, 11/15/36	2,500	2,598
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	3,210	3,388
Texas Affordable Housing Corp., NHT\GTEX
7.25%, 10/1/31 (13)	4,000	516
Travis County Health Fac. Dev. Corp., Querencia Barton Creek
5.50%, 11/15/25	1,000	982
Travis County Health Fac. Dev. Corp., Querencia Barton Creek
5.65%, 11/15/35	1,400	1,364
		105,703
Utah 0.6%
Tooele County, PCR, Union Pacific, 5.70%, 11/1/26 (1)	8,050	8,371
		8,371
Virgin Islands 0.3%
Virgin Islands PFA, Hovensa, 5.875%, 7/1/22 (1)	1,800	1,952
Virgin Islands PFA, Hovensa, 6.125%, 7/1/22 (1)	2,350	2,577
		4,529
Virginia 3.3%
Arlington County IDA, Arlington Hosp. Center, 5.50%, 7/1/10	3,375	3,572
Buena Vista Public Recreational Auth., 5.50%, 7/15/35 (16)	2,075	2,147
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (1)	1,500	1,643
Chesapeake Hosp. Auth., Chesapeake General Hosp.
5.25%, 7/1/14	2,975	3,134
Henrico County Economic Dev. Auth.
Virginia United Methodist Homes, 6.50%, 6/1/22	1,000	1,064
Hopewell IDA, Smurfit - Stone Container Corp., 5.25%, 6/1/15	6,900	6,600
Lexington IDA, Stonewall Jackson Hosp., 6.05%, 7/1/09	125	125
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	240	242
New Port CDA, 5.60%, 9/1/36	1,000	1,003
New Port CDA, 5.50%, 9/1/26	1,000	1,002
Norfolk Redev. and Housing Auth.
Harbors Edge Retirement Community, 6.00%, 1/1/25	500	515
Norfolk Redev. and Housing Auth.
Harbors Edge Retirement Community, 6.125%, 1/1/35	1,150	1,182
Peninsula Ports Auth of Virginia, Virginia Baptist Homes
5.375%, 12/1/26	2,300	2,314
Peninsula Ports Auth of Virginia, Virginia Baptist Homes
5.40%, 12/1/33	4,750	4,761
Pocahontas Parkway Assoc., 5.50%, 8/15/28	2,600	2,684
Pocahontas Parkway Assoc., Zero Coupon, 8/15/09	2,100	1,740
Pocahontas Parkway Assoc., Zero Coupon, 8/15/10	3,600	2,812
Pocahontas Parkway Assoc., Zero Coupon, 8/15/13	2,800	1,834
Pocahontas Parkway Assoc., Zero Coupon, 8/15/14	3,100	1,915
Pocahontas Parkway Assoc., Zero Coupon, 8/15/17	2,095	1,082
Pocahontas Parkway Assoc., Zero Coupon, 8/15/19	2,000	914
Pocahontas Parkway Assoc., Zero Coupon, 8/15/22	4,600	1,737
Pocahontas Parkway Assoc., Zero Coupon, 8/15/23	4,700	1,670
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	2,350	2,389
		48,081
Washington 0.3%
Snohomish County Housing Auth., Millwood Estates
5.50%, 6/1/29	3,750	3,784
		3,784
West Virginia 0.4%
West Virginia Hosp. Fin. Auth., Oak Hill Hosp., 6.75%, 9/1/22
(Prerefunded 9/1/10) (2)	5,000	5,619
		5,619
Wisconsin 0.8%
Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 (1)	2,500	2,290
Wisconsin Housing & Economic Dev., Single Family
4.875%, 3/1/36 (1)	10,355	10,158
		12,448
Total Municipal Securities (Cost $1,418,105)		1,464,513
PREFERRED STOCKS 0.7%
Charter Mac Equity Issuer Trust, 6.00% (9)	4,000	4,288
Munimae Bond Subsidiary, 6.875% (1)(9)	6,000	6,370
Total Preferred Stocks (Cost $10,000)		10,658
CONVERTIBLE BONDS 0.1%
United Airlines, 5.00%, 1/25/21	1,393	1,340
Total Convertible Bonds (Cost $1,379)		1,340
Total Investments in Securities
99.8% of Net Assets (Cost $1,429,484)	$1,476,511

†	Denominated in U.S. dollars unless otherwise noted
(1)	Interest subject to alternative minimum tax
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Variable Rate; rate shown is effective rate at period-end
(4)	Insured by AMBAC Assurance Corp.
(5)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(6)	Escrowed to maturity
(7)	Insured by Financial Guaranty Insurance Company
(8)	Insured by XL Capital Assurance Inc.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$16,804 and represents 1.2% of net assets.
(10)	Restricted Securities
(11)	Insured by Financial Security Assurance Inc.
(12)	Insured by MBIA Insurance Corp.
(13)	In default with respect to payment of interest.
(14)	Non-income producing security
(15)	Insured by Assured Guaranty US Holdings Inc.
(16)	Insured by ACA Financial Guaranty Corp.
(17)	All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2006.
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

Open Futures Contracts at May 31, 2006 were as follows:
Amounts in (000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 50 U.S. Treasury ten year contracts,
$150 par of 6.375% Harris County Health
Fac. Dev. Corp. pledged as initial margin	9/06	$5,246	$(25)
Net payments (receipts) of variation
margin to date			11
Variation margin receivable (payable)
on open futures contracts			$(14)

(10) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $10,886 and represents 0.7% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
District of Columbia, GO, 7.139%, 6/1/17 (11)	8/10/99	$2,258
District of Columbia, GO, 7.393%, 6/1/13 (11)	8/10/99	4,755
District of Columbia, GO, 7.393%, 6/1/14 (11)	8/10/99	2,828
Totals		$9,841

The fund has registration rights for certain restricted securities held as of May 31, 2006. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
Unaudited	May 31,2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free High Yield, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At May 31,2006, the cost of investments for federal income tax purposes was $1,427,716,000. Net unrealized gain aggregated $48,770,000 at period-end, of which $72,259,000 related to appreciated investments and $23,489,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2006

«Fund_Abbrev__NQ»